ShareBased Compensation	9 Months Ended
Sep. 30, 2023
ShareBased Compensation
Share-Based Compensation

8. Share-Based Compensation

2023 Stock Incentive Plan

The Company effectuated an amendment to its 2021 Stock Incentive Plan, now restated as the Company 2023 Stock Incentive Plan (the “2023 SIP” or “Plan”) which includes, among other things, a change in the number of reserved shares under the Plan.  Under the 2023 SIP, subject to a change in capital structure or a change in control, the aggregate number of shares which may be issued or transferred pursuant to awards under the Plan will be equal to up to twenty percent (20%) of shares of outstanding common stock of the Company existing as of December 31st of the previous calendar year (the “Plan Share Reserve”). Upon the effectiveness of the 2023 SIP on June 14, 2023, the aggregate number of shares which may be issued pursuant to awards under the Plan is 4,355,376 shares of common stock, including shares that remained available for grant under the 2021 Stock Incentive Plan. As of September 30, 2023, 4,351,000 shares have been granted under the 2023 SIP.

2021 Stock Incentive Plan

On September 28, 2021, the Company’s board of directors, and on May 16, 2022, its shareholders approved the 2021 Stock Incentive Plan (the “2021 SIP”). During the period from January 1, 2023 up to the date that the prior plan was superseded by the 2023 SIP, no shares were granted under the 2021 SIP.

2021 Employee Stock Purchase Plan

On September 28, 2021, the Company’s board of directors, and on May 16, 2022, its shareholders approved the 2021 Employee Stock Purchase Plan (the “2021 ESPP”). As of September 30, 2023, no shares were issued under the 2021 ESPP.

Restricted Stock Units (“RSUs”)

RSUs entitle the recipient to be paid out an equal number of common stock shares upon vesting. The fair value of RSUs is based on market price of the underlying stock on the date of grant. A summary of the Company’s RSUs activity and related information for the three and nine months ended September 30, 2022 and for the three and nine months ended September 30, 2023 were as follows:

	2023		2022
	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Number of Shares	Weighted-Average Grant Date Fair Value Per Share
Unvested balance at January 1	800,000	$2.42	-	$-
RSUs granted	-	$-	-	$-
RSUs vested	(29,332)	$11.10	-	$-
RSUs forfeited	(38,000)	$1.43	-	$-
Unvested balance at March 31	732,668	$2.12	-	$-
RSUs granted	-	$-	-	$-
RSUs vested	*(101,100)	$1.34	-	$-
RSUs forfeited	(34,850)	$1.27	-	$-
Unvested balance at June 30	596,718	$2.30	-	$-
RSUs granted	4,351,000	$0.69	621,332	$11.10
RSUs vested	-	$-	**(533,332)	$11.10
RSUs forfeited	(41,100)	$0.78	-	$-
Unvested balance at September 30	4,906,618	$0.89	88,000	$11.10

* 3,900 shares of vested RSUs have not been settled by issuance of common shares to grantees as of September 30, 2023.

** 533,332 shares of vested RSUs were settled by issuance of common shares in October 2022.

Stock Options and Warrants

During the three and nine months ended September 30, 2023 and 2022, no shares were granted, forfeited, expired or exercised. As of September 30, 2023, there were 36,666 shares in the form of stock options and 30,174 shares in the form of warrants outstanding, and 25,555 shares of the options and 30,174 shares of the warrants are vested and exercisable.

Share-Based Compensation Expense

Shared-based compensation expense for the three and nine months ended September 30, 2023 were $324,842 and $682,833, respectively, compared to the three and nine months ended September 30, 2022 amount of $6,076,017 and $6,162,902, respectively.

As of September 30, 2023, the total unrecognized compensation cost related to outstanding RSUs, stock options and warrants was $3,828,511, which the Company expects to recognize over a weighted-average period of 2.47 years.